Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Segment Reporting
Summary of financial information for the reportable segments

Summarized financial information for the Partnership’s reportable segments is presented in the table below (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2014	2013	2014	2013
Wholesale Segment (1):
Sales
Gasoline and gasoline blendstocks	$1,692,757	$1,981,536	$5,841,042	$6,142,691
Crude oil (2)	621,392	768,150	1,855,661	2,805,504
Other oils and related products (3)	600,890	558,224	2,601,941	2,546,711
Total	$2,915,039	$3,307,910	$10,298,644	$11,494,906
Product margin
Gasoline and gasoline blendstocks	$25,370	$21,854	$70,959	$4,786
Crude oil (2)	44,670	24,621	98,256	70,503
Other oils and related products (3)	14,821	17,592	57,964	45,263
Total (4)	$84,861	$64,067	$227,179	$120,552
Gasoline Distribution and Station Operations Segment:
Sales
Gasoline	$877,021	$870,689	$2,538,127	$2,449,400
Station operations (5)	47,757	40,970	124,921	109,891
Total	$924,778	$911,659	$2,663,048	$2,559,291
Product margin
Gasoline	$54,306	$43,443	$126,629	$110,533
Station operations (5)	25,905	21,287	68,609	59,062
Total	$80,211	$64,730	$195,238	$169,595
Commercial Segment:
Sales	$210,641	$213,857	$775,314	$740,175
Product margin	$5,234	$4,745	$23,295	$21,340
Combined sales and Product margin:
Sales	$4,050,458	$4,433,426	$13,737,006	$14,794,372
Product margin (4)(6)	$170,306	$133,542	$445,712	$311,487
Depreciation allocated to cost of sales	(14,871)	(15,449)	(44,628)	(40,525)
Combined gross profit (1)	$155,435	$118,093	$401,084	$270,962

(1)	Segment reporting results for the prior period have been reclassified to conform to the Partnership’s current presentation.
(2)

Crude oil consists of the Partnership’s crude oil sales and revenue from its logistics activities and includes the February 2013 acquisitions of Basin Transload and Cascade Kelly.  As the Basin Transload and Cascade Kelly assets were not in place for a portion of the nine months ended September 30, 2013, the above results are not directly comparable for periods prior to February 2013.

(3)	Other oils and related products primarily consist of distillates, residual oil and propane.
(4)

For the nine months ended September 30, 2014 and 2013, amounts include a $6.2 million decrease and a $6.6 million increase, respectively, in the mark to market loss related to RIN forward commitments and a $12.4 million decrease and a $22.6 million increase, respectively, in the mark to market value of the renewable volume obligation (“RVO”) deficiency.

(5)	Station operations primarily consist of convenience store sales at the Partnership’s directly operated stores and rental income from dealer leased or commission agent leased gasoline stations.
(6)

Product margin is a non-GAAP financial measure used by management and external users of the Partnership’s consolidated financial statements to assess the Partnership’s business.  The table above includes a reconciliation of product margin on a combined basis to gross profit, a directly comparable GAAP measure.

 Summarized financial information for the Partnership's reportable segments for the years ended December 31 is presented in the table below (in thousands):

	Year Ended December 31,
	2013	2012	2011
Wholesale Segment (1):
Sales
Gasoline and gasoline blendstocks	$8,085,225	$8,827,621	$8,660,412
Crude oil (2)	3,561,428	1,205,588	40,873
Other oils and related products (3)	3,559,001	3,727,701	3,895,632

Total	$15,205,654	$13,760,910	$12,596,917
Product margin
Gasoline and gasoline blendstocks	$43,147	$54,639	$56,224
Crude oil (2)	92,807	35,538	12,301
Other oils and related products (3)	66,916	55,252	55,308

Total	$202,870	$145,429	$123,833
Gasoline Distribution and Station Operations Segment (4):
Sales
Gasoline	$3,231,925	$3,024,775	$1,404,988
Station operations (5)	146,503	124,131	58,786

Total	$3,378,428	$3,148,906	$1,463,774
Product margin
Gasoline	$150,147	$139,706	$56,690
Station operations (5)	80,106	66,384	31,491

Total	$230,253	$206,090	$88,181
Commercial Segment:
Sales	$1,005,526	$716,181	$775,038
Product margin	$28,359	$18,652	$21,975
Combined sales and product margin:
Sales	$19,589,608	$17,625,997	$14,835,729
Product margin (6)	$461,482	$370,171	$233,989
Depreciation allocated to cost of sales	(55,653)	(36,683)	(24,391)

Combined gross profit	$405,829	$333,488	$209,598

(1)
Segment reporting results for the prior periods have been reclassified to conform to the Partnership's current presentation.

(2)
Crude oil consists of the Partnership's crude oil sales and revenue from its logistics activities and includes the February 2013 acquisitions of Basin Transload and Cascade Kelly (see Note 3). As the Basin Transload and Cascade Kelly assets were not in place for a portion of the year ended December 31, 2013 or for any portion of the years ended December 31, 2012 and 2011, the above results are not directly comparable for periods prior to February 2013.

(3)
Other oils and related products primarily consist of distillates, residual oil and propane.

(4)
On March 1, 2012, the Partnership completed its acquisition of Alliance. As these assets were not in place for a portion of the year ended December 31, 2012 or for any portion of the year ended December 31, 2011, the above results are not directly comparable for periods prior to March 1, 2012.

(5)
Station operations primarily consist of convenience store sales at the Partnership's directly operated stores and rental income from dealer leased or commission agent leased gasoline stations.

(6)
Product margin is a non-GAAP financial measure used by management and external users of the Partnership's consolidated financial statements to assess the Partnership's business. The table above includes a reconciliation of product margin on a combined basis to gross profit, a directly comparable GAAP measure.

Schedule of reconciliation of the totals reported for the reportable segments to the applicable line items in the consolidated financial statements

A reconciliation of the totals reported for the reportable segments to the applicable line items in the consolidated financial statements is as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2014	2013	2014	2013
Combined gross profit (1)	$155,435	$118,093	$401,084	$270,962
Operating costs and expenses not allocated to operating segments:
Selling, general and administrative expenses	41,408	27,889	110,379	79,232
Operating expenses	53,315	46,713	152,296	137,420
Amortization expense	4,522	4,773	13,574	13,321
Total operating costs and expenses	99,245	79,375	276,249	229,973
Operating income (1)	56,190	38,718	124,835	40,989
Interest expense	(12,324)	(10,855)	(35,677)	(32,113)
Income tax expense	(244)	(2,727)	(660)	(852)
Net income (1)	43,622	25,136	88,498	8,024
Net (income) loss attributable to noncontrolling interest	(1,114)	679	(1,699)	549
Net income attributable to Global Partners LP (1)	$42,508	$25,815	$86,799	$8,573

(1)

For the nine months ended September 30, 2014 and 2013, amounts include a $6.2 million decrease and a $6.6 million increase, respectively, in the mark to market loss related to RIN forward commitments and a $12.4 million decrease and a $22.6 million increase, respectively, in the mark to market value of the RVO deficiency.

A reconciliation of the totals reported for the reportable segments to the applicable line items in the consolidated financial statements is as follows (in thousands):

	Year Ended December 31,
	2013	2012	2011
Combined gross profit	$405,829	$333,488	$209,598
Operating costs and expenses not allocated to operating segments:
Selling, general and administrative expenses	115,491	95,710	73,882
Operating expenses	185,713	140,413	73,534
Restructuring charges	—	—	2,030
Amortization expense	19,216	7,024	4,800

Total operating costs and expenses	320,420	243,147	154,246

Operating income	85,409	90,341	55,352
Interest expense	(43,537)	(42,021)	(35,932)
Income tax expense	(819)	(1,577)	(68)

Net income	41,053	46,743	19,352
Net loss attributable to noncontrolling interest	1,562	—	—

Net income attributable to Global Partners LP	$42,615	$46,743	$19,352